World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	247,833,812.98	19,920
Yield Supplement Overcollateralization Amount at 09/30/15	2,354,767.32	0
Receivables Balance at 09/30/15	250,188,580.30	19,920
Principal Payments	12,376,710.95	485
Defaulted Receivables	549,219.10	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	2,158,007.26	0
Pool Balance at 10/31/15	235,104,642.99	19,404

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	25.23%

Prepayment ABS Speed	1.29%

Overcollateralization Target Amount	10,579,708.93
Actual Overcollateralization	10,579,708.93

Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	4.26%
Weighted Average Remaining Term	34.55

Delinquent Receivables:
Past Due 31-60 days	4,282,876.36	273
Past Due 61-90 days	1,390,974.50	87
Past Due 91-120 days	231,538.79	28
Past Due 121 + days	0.00	0
Total	5,905,389.65	388

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	377,092.17

Aggregate Net Losses/(Gains) - October 2015	172,126.93
Current Net Loss Ratio (Annualized)	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Flow of Funds	$ Amount

Collections	13,486,537.34
Advances	(1,381.59)
Investment Earnings on Cash Accounts	1,739.30
Servicing Fee	(208,490.48)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,278,404.57

Distributions of Available Funds
(1) Class A Interest	134,315.31
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,576,648.41
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,579,708.93
(7) Distribution to Certificateholders	969,880.74
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,278,404.57

Servicing Fee	208,490.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 10/15/15	236,681,291.40
Principal Paid	12,156,357.34
Note Balance @ 11/16/15	224,524,934.06

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-3
Note Balance @ 10/15/15	122,790,291.40
Principal Paid	12,156,357.34
Note Balance @ 11/16/15	110,633,934.06
Note Factor @ 11/16/15	40.9755311%

Class A-4
Note Balance @ 10/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	94,934,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	18,957,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	152,166.49
Total Principal Paid	12,156,357.34
Total Paid	12,308,523.83

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	65,488.16
Principal Paid	12,156,357.34
Total Paid to A-3 Holders	12,221,845.50

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1683461
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.4489195
Total Distribution Amount	13.6172656

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2425487
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.0235457
Total A-3 Distribution Amount	45.2660944

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	129.70
Noteholders' Principal Distributable Amount	870.30

Account Balances	$ Amount

Advances
Balance as of 09/30/15	51,090.12
Balance as of 10/31/15	49,708.53
Change	(1,381.59)

Reserve Account
Balance as of 10/15/15	2,311,742.39
Investment Earnings	263.48
Investment Earnings Paid	(263.48)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2013-A securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2013-A

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 14,094,035.90	$ 388,616.32	514	27	$ 134,981.41	0.61%	1.01%
Aug-15	13,621,399.66	518,497.58	453	32	220,659.42	0.95%	1.00%
Jul-15	14,555,724.34	662,187.70	513	45	362,084.45	1.48%	0.97%
Jun-15	15,605,808.21	467,095.81	617	36	170,893.42	0.66%	0.93%
May-15	15,659,151.87	420,066.30	620	39	158,641.86	0.58%	0.92%
Apr-15	16,061,933.65	488,204.19	648	44	156,872.84	0.55%	0.90%
Mar-15	17,598,644.41	868,164.65	805	69	257,520.45	0.86%	0.88%
Feb-15	16,548,986.88	660,509.49	916	67	126,901.33	0.40%	0.85%
Jan-15	17,310,647.84	850,910.72	1055	85	387,657.74	1.17%	0.84%
Dec-14	19,241,422.41	713,289.11	1212	69	211,519.17	0.61%	0.80%
Nov-14	17,324,625.80	775,730.98	994	71	337,633.51	0.93%	0.78%
Oct-14	21,077,444.30	843,915.16	1242	79	296,380.79	0.78%	0.74%
Sep-14	22,526,927.71	873,637.69	1381	86	413,687.09	1.03%	0.71%
Aug-14	21,903,557.35	982,999.02	1336	70	439,678.80	1.05%	0.67%
Jul-14	23,907,533.73	810,162.54	1404	57	225,064.78	0.51%	0.62%
Jun-14	24,610,238.21	983,693.01	1313	64	435,921.91	0.95%	0.60%
May-14	27,349,480.30	883,924.73	1233	55	348,189.15	0.72%	0.55%
Apr-14	26,970,133.49	1,254,916.69	1226	63	438,374.84	0.86%	0.51%
Mar-14	28,085,361.25	1,323,505.34	1282	75	512,046.03	0.96%	0.47%
Feb-14	25,956,052.61	972,840.07	1220	72	215,948.23	0.39%	0.41%
Jan-14	27,709,596.83	1,463,515.88	1289	93	679,282.38	1.17%	0.39%
Dec-13	27,073,093.44	1,452,005.79	1359	75	631,137.14	1.05%	0.32%
Nov-13	25,343,341.59	972,776.86	1342	57	579,494.01	0.93%	0.25%
Oct-13	27,218,441.51	1,464,158.18	1449	89	653,211.31	1.01%	0.19%
Sep-13	27,346,517.69	855,642.32	1369	60	350,072.45	0.52%	0.12%
Aug-13	27,879,477.48	930,266.75	1490	58	395,674.95	0.57%	0.08%
Jul-13	30,159,527.15	618,106.09	1663	37	202,654.05	0.28%	0.04%
Jun-13	28,317,047.30	418,887.58	1180	22	159,798.37	0.21%	0.02%
May-13	45,393,089.37	-	1286	0	345.00	0.00%	0.00%